Property and Equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)
Property and Equipment, net
Total Property and Equipment			¥ 71,713		¥ 86,534
Less: Accumulated depreciation			(36,517)		(45,741)
Total Property and Equipment, net	$ 6,270		35,196		40,793
Depreciation expenses	$ 2,063	¥ 13,424	13,388	¥ 11,068
Electronic equipment
Property and Equipment, net
Total Property and Equipment			26,199		32,324
Transportation equipment
Property and Equipment, net
Total Property and Equipment			2,650		4,625
Office equipment
Property and Equipment, net
Total Property and Equipment			10,480		9,493
Leasehold improvements
Property and Equipment, net
Total Property and Equipment			32,384		40,092
Collateral Pledged
Property and Equipment, net
Total Property and Equipment, net			¥ 0		¥ 11,753